Loans (Tables)	3 Months Ended
Mar. 31, 2011
Loans [Line Items]
Loan balances by portfolio segment

		Consumer, excluding
March 31, 2011 (in millions)	Wholesale	credit card	Credit Card	Total

Retained	$229,648	$320,998	$124,791	$675,437	(a)
Held-for-sale	4,554	188	4,012	8,754
At fair value	1,805	—	—	1,805

Total	$236,007	$321,186	$128,803	$685,996

		Consumer, excluding
December 31, 2010 (in millions)	Wholesale	credit card	Credit Card	Total

Retained	$222,510	$327,464	$135,524	$685,498	(a)
Held-for-sale	3,147	154	2,152	5,453
At fair value	1,976	—	—	1,976

Total	$227,633	$327,618	$137,676	$692,927

(a)	Loans (other than PCI loans and those for which the fair value option has been selected) are presented net of unearned income, unamortized discounts and premiums, and net deferred loan costs of $2.4 billion and $1.9 billion at March 31, 2011, and December 31, 2010, respectively.

Retained loans activities by portfolio segments

		Consumer, excluding
Three months ended March 31, 2011 (in millions)	Wholesale	credit card	Credit Card	Total

Purchases:	$123	$1,992	$—	$2,115
Sales:	877	257	—	1,134
Retained loans reclassified to held-for-sale	177	—	1,912	2,089

Net gains/(losses) on loan sales by portfolio segment

Three months ended March 31, (in millions)	2011	2010

Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)
Wholesale	$61	$79
Consumer, excluding credit card	25	30
Credit Card	(20)	—

Total net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)	$66	$109

(a)	Excludes sales related to loans accounted for at fair value.

Wholesale real estate class of loans

	Multi-family		Commercial lessors
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010

Real estate retained loans	$30,501	$30,604	$15,226	$15,796
Criticized exposure	3,623	3,798	2,850	3,593
% of total real estate retained loans	11.88%	12.41%	18.72%	22.75%
Criticized nonaccrual	$1,027	$1,016	$1,000	$1,549
% of total real estate retained loans	3.37%	3.32%	6.57%	9.81%

Commercial construction and development		Other		Total real estate loans
March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
2011	2010	2011	2010	2011	2010

$3,294	$3,395	$3,799	$3,840	$52,820	$53,635
535	619	761	696	7,769	8,706
16.24%	18.23%	20.03%	18.13%	14.71%	16.23%
$141	$174	$196	$198	$2,364	$2,937
4.28%	5.13%	5.16%	5.16%	4.48%	5.48%

Wholesale [Member]
Loans [Line Items]
Impaired loans

	Commercial				Financial		Government				Total
	and industrial		Real estate		institutions		agencies		Other		retained loans
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Impaired loans
With an allowance	$1,382	$1,512	$2,043	$2,510	$72	$127	$22	$22	$550	$697	$4,069	$4,868
Without an allowance(a)	135	157	257	445	18	8	—	—	19	8	429	618

Total impaired loans	$1,517	$1,669	$2,300	$2,955	$90	$135	$22	$22	$569	$705	$4,498	$5,486

Allowance for loan losses related to impaired loans(b)	$414	$435	$436	$825	$28	$61	$14	$14	$138	$239	$1,030	$1,574
Unpaid principal balance of impaired loans(c)	2,507	2,453	2,777	3,487	218	244	31	30	917	1,046	6,450	7,260

(a)	When the discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged-off and/or there have been interest payments received and applied to the loan balance.

(b)	The allowance for impaired loans is included in JPMorgan Chase’s asset-specific allowance for loan losses.

(c)	Represents the contractual amount of principal owed at March 31, 2001 and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the carrying value; net deferred loan fees or costs; and unamortized discount or premiums on purchased loans.

Average impaired loans and related interest income

Three months ended March 31,	Average impaired loans
(in millions)	2011	2010

Commercial and industrial	$1,553	$1,905
Real estate	2,730	3,041
Financial institutions	94	512
Government agencies	22	3
Other	637	995

Total(a)	$5,036	$6,456

(a)	The related interest income on accruing impaired loans and interest income recognized on a cash basis were not material for the three months ended March 31, 2011 and 2010.

Loans modified in troubled debt restructuring

	Commercial				Financial		Government				Total
	and industrial		Real estate		institutions		agencies		Other		retained loans
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Loans modified in troubled debt restructurings(a)	$156	$212	$270	$907	$1	$1	$22	$22	$—	$1	$449	$1,143
TDRs on nonaccrual status	105	163	269	831	1	1	22	22	—	1	397	1,018
Additional commitments to lend to borrowers whose loans have been modified in TDRs	4	1	18	—	—	—	—	—	—	—	22	1

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

Schedule of loans recorded, credit quality indicator

	Commercial
	and industrial		Real estate
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010
Loans by risk ratings
Investment-grade	$33,942	$31,697	$28,884	$28,504
Noninvestment-grade:
Noncriticized	31,943	30,874	16,167	16,425
Criticized performing	2,393	2,371	5,405	5,769
Criticized–total nonaccrual	1,457	1,634	2,364	2,937

Total noninvestment grade	35,793	34,879	23,936	25,131

Total retained loans	$69,735	$66,576	$52,820	$53,635

% of total criticized to total retained loans	5.52%	6.02%	14.71%	16.23%
% of nonaccrual loans to total retained loans	2.09	2.45	4.48	5.48

Loans by geographic distribution(a)
Total non-U.S.	$19,298	$17,731	$1,513	$1,963
Total U.S.	50,437	48,845	51,307	51,672

Total retained loans	$69,735	$66,576	$52,820	$53,635

Loan delinquency(b)
Current and less than 30 days past due and still accruing	$68,092	$64,501	$50,162	$50,299
30–89 days past due and still accruing	180	434	247	290
90 or more days past due and still accruing(c)	6	7	47	109
Nonaccrual	1,457	1,634	2,364	2,937

Total retained loans	$69,735	$66,576	$52,820	$53,635

(a)	U.S. and non-U.S. distribution is determined based predominantly on the domicile of the borrower.

(b)	For wholesale loans, the past due status of a loan is generally not a significant indicator of credit quality due to the ongoing review and monitoring of an obligor’s ability to meet contractual obligations. For a discussion of more significant factors, see Note 14 on page 223 of JPMorgan Chase’s 2010 Annual Report.

(c)	Represents loans that are 90 days or more past due as to principal and/or interest, but that are still accruing interest; these loans are considered well-collateralized.

(d)	Other primarily includes loans to special purpose entities and loans to private banking clients. See Note 1 on pages 164–165 of the Firm’s 2010 Annual Report for additional information on SPEs.

Financial						Total
institutions		Government agencies		Other(d)		retained loans
March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
2011	2010	2011	2010	2011	2010	2011	2010

$24,940	$22,525	$6,304	$6,871	$59,089	$56,450	$153,159	$146,047

7,312	8,480	355	382	7,642	6,012	63,419	62,173
297	317	5	3	392	320	8,492	8,780
90	136	22	22	645	781	4,578	5,510

7,699	8,933	382	407	8,679	7,113	76,489	76,463

$32,639	$31,458	$6,686	$7,278	$67,768	$63,563	$229,648	$222,510

1.19%	1.44%	0.40%	0.34%	1.53%	1.73%	5.69%	6.42%
0.28	0.43	0.33	0.30	0.95	1.23	1.99	2.48

$23,704	$19,756	$834	$870	$27,113	$25,831	$72,462	$66,151
8,935	11,702	5,852	6,408	40,655	37,732	157,186	156,359

$32,639	$31,458	$6,686	$7,278	$67,768	$63,563	$229,648	$222,510

$32,454	$31,289	$6,658	$7,222	$66,362	$61,837	$223,728	$215,148
93	31	6	34	693	704	1,219	1,493
2	2	—	—	68	241	123	359
90	136	22	22	645	781	4,578	5,510

$32,639	$31,458	$6,686	$7,278	$67,768	$63,563	$229,648	$222,510

Credit Card [Member]
Loans [Line Items]
Impaired loans

	Chase, excluding
	Washington Mutual		Washington Mutual
	portfolio		portfolio		Total credit card
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010

Impaired loans with an allowance(a)(b)
Credit card loans with modified payment terms(c)	$6,303	$6,685	$1,472	$1,570	$7,775	$8,255
Modified credit card loans that have reverted to pre-modification payment terms(d)	1,197	1,439	264	311	1,461	1,750

Total impaired loans	$7,500	$8,124	$1,736	$1,881	$9,236	$10,005

Allowance for loan losses related to impaired loans	$3,013	$3,175	$806	$894	$3,819	$4,069

(a)	The carrying value and the unpaid principal balance are the same for credit card impaired loans.

(b)	There were no impaired loans without an allowance.

(c)	Represents credit card loans outstanding to borrowers then enrolled in a credit card modification program.

(d)	Represents credit card loans that were modified in TDRs but that have subsequently reverted back to the loans’ pre-modification payment terms. At March 31, 2011, and December 31, 2010, of the $1.5 billion and $1.8 billion total loan amount, respectively, approximately $934 million and $1.2 billion, respectively, of loans have reverted back to the pre-modification payment terms of the loans due to noncompliance with the terms of the modified loans. A substantial portion of these loans is expected to be charged-off in accordance with the Firm’s standard charge-off policy. The remaining $527 million and $590 million at March 31, 2011, and December 31, 2010, respectively, of these loans are to borrowers who have successfully completed a short-term modification program. The Firm continues to report these loans as TDRs since the borrowers’ credit lines remain closed.

Average impaired loans and related interest income

Three months ended March 31,	Average impaired loans		Interest income on impaired loans(a)
(in millions)	2011	2010	2011	2010

Chase, excluding Washington Mutual portfolio	$7,709	$8,911	$101	$119
Washington Mutual portfolio	1,785	1,971	29	31

Total credit card	$9,494	$10,882	$130	$150

(a)	As permitted by regulatory guidance, credit card loans are generally exempt from being placed on nonaccrual status; accordingly, interest and fees related to credit card loans continue to accrue until the loan is charged off or paid in full. However, the Firm separately establishes an allowance for the estimated uncollectible portion of billed and accrued interest and fee income on credit card loans.

Schedule of loans recorded, credit quality indicator

	Chase, excluding		Washington Mutual
	Washington Mutual portfolio(c)		portfolio(c)		Total credit card
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010	2011	2010

Loan delinquency(a)
Current and less than 30 days past due and still accruing	$108,748	$117,248	$11,585	$12,670	$120,333	$129,918
30–89 days past due and still accruing	1,693	2,092	350	459	2,043	2,551
90 or more days past due and still accruing	1,940	2,449	473	604	2,413	3,053
Nonaccrual loans	2	2	—	—	2	2

Total retained loans	$112,383	$121,791	$12,408	$13,733	$124,791	$135,524

Loan delinquency ratios
% of 30 plus days past due to total retained loans	3.23%	3.73%	6.63%	7.74%	3.57%	4.14%
% of 90 plus days past due to total retained loans	1.73	2.01	3.81	4.40	1.93	2.25

Credit card loans by geographic region
California	$14,269	$15,454	$2,391	$2,650	$16,660	$18,104
New York	8,839	9,540	933	1,032	9,772	10,572
Texas	8,700	9,217	915	1,006	9,615	10,223
Florida	6,240	6,724	1,049	1,165	7,289	7,889
Illinois	6,472	7,077	489	542	6,961	7,619
New Jersey	4,628	5,070	446	494	5,074	5,564
Ohio	4,550	5,035	362	401	4,912	5,436
Pennsylvania	4,073	4,521	383	424	4,456	4,945
Michigan	3,569	3,956	246	273	3,815	4,229
Virginia	2,802	3,020	267	295	3,069	3,315
Georgia	2,599	2,834	359	398	2,958	3,232
Washington	1,932	2,053	397	438	2,329	2,491
All other	43,710	47,290	4,171	4,615	47,881	51,905

Total retained loans	$112,383	$121,791	$12,408	$13,733	$124,791	$135,524

Percentage of portfolio based on carrying value with estimated refreshed FICO scores(b)
Equal to or greater than 660	80.9%	80.6%	58.2%	56.4%	78.4%	77.9%
Less than 660	19.1	19.4	41.8	43.6	21.6	22.1

(a)	The Firm’s policy is generally to exempt credit card loans from being placed on nonaccrual status as permitted by regulatory guidance. Under guidance issued by the Federal Financial Institutions Examination Council (“FFIEC”), credit card loans are charged off by the end of the month in which the account becomes 180 days past due or within 60 days from receiving notification about a specified event (e.g., bankruptcy of the borrower), whichever is earlier.

(b)	Refreshed FICO scores are estimated based on a statistically significant random sample of credit card accounts in the credit card portfolio for the period shown. The Firm obtains refreshed FICO scores at least quarterly.

(c)	Includes billed finance charges and fees net of an allowance for uncollectible amounts.

Consumer Excluding Credit Card [Member]
Loans [Line Items]
Consumer loans by class, excluding credit card loan portfolio segment

(in millions)	March 31, 2011	December 31, 2010

Residential real estate – excluding PCI
Home equity:
Senior lien(a)	$24,071	$24,376
Junior lien(b)	61,182	64,009
Mortgages:
Prime, including option ARMs	74,682	74,539
Subprime	10,841	11,287
Other consumer loans
Auto	47,411	48,367
Business banking	16,957	16,812
Student and other	15,089	15,311
Residential real estate – PCI
Home equity	23,973	24,459
Prime mortgage	16,725	17,322
Subprime mortgage	5,276	5,398
Option ARMs	24,791	25,584

Total retained loans	$320,998	$327,464

(a)	Represents loans where JPMorgan Chase holds the first security interest on the property.

(b)	Represents loans where JPMorgan Chase holds a security interest that is subordinate in rank to other liens.

Residential real estate, excluding PCI [Member]
Loans [Line Items]
Impaired loans

	Home equity				Mortgages
					Prime, including				Total residential real
	Senior lien		Junior lien		option ARMs		Subprime		estate (excluding PCI)
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Impaired loans(a)(b)
With an allowance	$217	$211	$380	$258	$2,421	$1,525	$2,573	$2,563	$5,591	$4,557
Without an allowance(c)	17	15	29	25	569	559	181	188	796	787

Total impaired loans(d)	$234	$226	$409	$283	$2,990	$2,084	$2,754	$2,751	$6,387	$5,344

Allowance for loan losses related to impaired loans	$72	$77	$114	$82	$92	$97	$537	$555	$815	$811
Unpaid principal balance of impaired loans(e)	281	265	551	402	3,757	2,751	3,872	3,777	8,461	7,195
Impaired loans on nonaccrual status	38	38	178	63	570	534	595	632	1,381	1,267

(a)	Represents loans modified in a TDR. These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	There were no additional commitments to lend to borrowers whose loans have been modified in TDRs as of March 31, 2011, and December 31, 2010.

(c)	When discounted cash flows or collateral value equals or exceeds the recorded investment in the loan, the loan does not require an allowance. This result typically occurs when an impaired loan has been partially charged off.

(d)	At March 31, 2011, and December 31, 2010, $3.6 billion and $3.0 billion, respectively, of loans modified subsequent to repurchase from Ginnie Mae were excluded from loans accounted for as TDRs. When such loans perform subsequent to modification they are generally sold back into Ginnie Mae loan pools. Modified loans that do not re-perform become subject to foreclosure. Substantially all amounts due under the terms of these loans continue to be insured, and where applicable, reimbursement of insured amounts is proceeding normally.

(e)	Represents the contractual amount of principal owed at March 31, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.

Average impaired loans and related interest income

					Interest income on impaired
Three months ended March 31,	Average impaired loans		Interest income on impaired loans(a)		loans on a cash basis(a)
(in millions)	2011	2010	2011	2010	2011	2010

Home equity
Senior lien	$231	$165	$3	$2	$—	$—
Junior lien	353	269	4	3	—	—
Mortgages
Prime, including option ARMs	2,477	976	26	17	3	1
Subprime	2,750	2,206	34	27	3	4

Total residential real estate (excluding PCI)	$5,811	$3,616	$67	$49	$6	$5

(a)	Generally, interest income on loans modified in a TDR is recognized on a cash basis until such time as the borrower has made a minimum of six payments under the new terms. As of March 31, 2011 and 2010, loans of $640 million and $663 million, respectively, were TDRs for which the borrowers had not yet made six payments under their modified terms.

Schedule of loans recorded, credit quality indicator

	Home equity
	Senior lien		Junior lien
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010

Loan delinquency(a)
Current and less than 30 days past due	$23,354	$23,615	$59,676	$62,315
30–149 days past due	364	414	1,304	1,508
150 or more days past due	353	347	202	186

Total retained loans	$24,071	$24,376	$61,182	$64,009

% of 30+ days past due to total retained loans	2.98%	3.12%	2.46%	2.65%
90 or more days past due and still accruing	$—	$—	$—	$—
Nonaccrual loans(b)	470	479	793	784

Current estimated LTV ratios(c)(d)(e)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$558	$528	$7,026	$6,928
Less than 660	243	238	2,530	2,495

101% to 125% and refreshed FICO scores:
Equal to or greater than 660	1,100	974	9,390	9,403
Less than 660	354	325	2,836	2,873

80% to 100% and refreshed FICO scores:
Equal to or greater than 660	2,934	2,860	12,603	13,333
Less than 660	744	738	2,940	3,155

Less than 80% and refreshed FICO scores:
Equal to or greater than 660	15,478	15,994	20,759	22,527
Less than 660	2,660	2,719	3,098	3,295

U.S. government-guaranteed	—	—	—	—

Total retained loans	$24,071	$24,376	$61,182	$64,009

Geographic region
California	$3,336	$3,348	$14,037	$14,656
New York	3,266	3,272	11,809	12,278
Texas	3,499	3,594	2,114	2,239
Florida	1,078	1,088	3,312	3,470
Illinois	1,622	1,635	4,068	4,248
Ohio	1,977	2,010	1,487	1,568
New Jersey	731	732	3,461	3,617
Michigan	1,159	1,176	1,545	1,618
Arizona	1,461	1,481	2,827	2,979
Washington	767	776	2,051	2,142
All other(f)	5,175	5,264	14,471	15,194

Total retained loans	$24,071	$24,376	$61,182	$64,009

(a)	Mortgage loans insured by U.S. government agencies are included in the delinquency classifications presented. Prior period amounts have been revised to conform to the current period presentation.

(b)	At March 31, 2011, and December 31, 2010, nonaccrual loans excluded mortgage loans insured by U.S. government agencies of $9.8 billion and $10.5 billion, respectively, that are accruing at the guaranteed reimbursement rate. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

(c)	Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates.

(d)	Junior lien represents combined LTV, which considers all available lien positions related to the property. All other products are presented without consideration of subordinate liens on the property.

(e)	Refreshed FICO scores represent each borrower’s most recent credit score, which is obtained by the Firm at least on a quarterly basis.

(f)	At March 31, 2011, and December 31, 2010, included mortgage loans insured by U.S. government agencies of $13.0 billion and $12.9 billion, respectively.

(g)	At March 31, 2011, and December 31, 2010, excluded mortgage loans insured by U.S. government agencies of $10.4 billion and $11.4 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

Mortgages					Total residential real
Prime, including option ARMs			Subprime		estate (excluding PCI)
March 31,	December 31,		March 31,	December 31,	March 31,	December 31,
2011	2010		2011	2010	2011	2010

$60,399	$59,223		$8,236	$8,477	$151,665	$153,630
3,155	4,052		961	1,184	5,784	7,158
11,128	11,264		1,644	1,626	13,327	13,423

$74,682	$74,539		$10,841	$11,287	$170,776	$174,211

6.36% (g)	6.68	%(g)	24.03%	24.90%	5.61% (g)	5.88	%(g)
$—	$—		$—	$—	$—	$—
4,166	4,320		2,106	2,210	7,535	7,793

$3,250	$3,039		$377	$338	$11,211	$10,833
1,603	1,595		1,209	1,153	5,585	5,481

4,798	4,733		511	506	15,799	15,616
1,805	1,775		1,481	1,486	6,476	6,459

10,652	10,720		889	925	27,078	27,838
2,792	2,786		1,841	1,955	8,317	8,634

32,200	32,385		2,056	2,252	70,493	73,158
4,587	4,557		2,477	2,672	12,822	13,243

12,995	12,949		—	—	12,995	12,949

$74,682	$74,539		$10,841	$11,287	$170,776	$174,211

$19,070	$19,278		$1,660	$1,730	$38,103	$39,012
9,745	9,587		1,332	1,381	26,152	26,518
2,688	2,569		333	345	8,634	8,747
4,709	4,840		1,362	1,422	10,461	10,820
3,885	3,765		445	468	10,020	10,116
455	462		265	275	4,184	4,315
2,027	2,026		513	534	6,732	6,909
951	963		281	294	3,936	4,051
1,274	1,320		230	244	5,792	6,024
2,021	2,056		238	247	5,077	5,221
27,857	27,673		4,182	4,347	51,685	52,478

$74,682	$74,539		$10,841	$11,287	$170,776	$174,211

Total other consumer [Member]
Loans [Line Items]
Impaired loans

	Auto		Business banking		Total other consumer(c)
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010

Impaired loans
With an allowance	$98	$102	$769	$774	$867	$876
Without an allowance(a)	—	—	—	—	—	—

Total impaired loans	$98	$102	$769	$774	$867	$876

Allowance for loan losses related to impaired loans	$16	$16	$236	$248	$252	$264
Unpaid principal balance of impaired loans(b)	131	132	894	899	1,025	1,031
Impaired loans on nonaccrual status	47	50	631	647	678	697

(a)	When discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged off and/or there have been interest payments received and applied to the loan balance.

(b)	Represents the contractual amount of principal owed at March 31, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the principal balance; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.

(c)	There were no impaired student and other loans at March 31, 2011, and December 31, 2010.

Average impaired loans and related interest income

Three months ended March 31,	Average impaired loans(b)
(in millions)	2011	2010
Auto	$99	$127
Business banking	772	510
Total other consumer(a)	$871	$637

(a)	There were no student and other loans modified in TDRs at March 31, 2011, and December 31, 2010.

(b)	The related interest income on impaired loans, including those on cash basis, was not material for the three months ended March 31, 2011 and 2010.

Loans modified in troubled debt restructuring

	Auto		Business banking		Total other consumer(c)
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010

Loans modified in troubled debt restructurings(a)(b)	$90	$91	$408	$395	$498	$486
TDRs on nonaccrual status	39	39	270	268	309	307

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	Additional commitments to lend to borrowers whose loans have been modified in TDRs as of March 31, 2011, and December 31, 2010, were immaterial.

(c)	There were no student and other loans modified in TDRs at March 31, 2011, and December 31, 2010.

Schedule of loans recorded, credit quality indicator

	Auto		Business banking		Student and other		Total other consumer
	March 31,	December 31,	March 31,	December 31,	March 31,	December	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010	2011	31, 2010	2011	2010

Loan delinquency(a)
Current and less than 30 days past due	$46,949	$47,778	$16,443	$16,240	$13,744	$13,998	$77,136	$78,016
30–119 days past due	454	579	322	351	828	795	1,604	1,725
120 or more days past due	8	10	192	221	517	518	717	749

Total retained loans	$47,411	$48,367	$16,957	$16,812	$15,089	$15,311	$79,457	$80,490

% of 30+ days past due to total retained loans	0.97%	1.22%	3.03%	3.40%	1.99% (d)	1.61%(d)	1.61% (d)	1.75%(d)

90 or more days past due and still accruing(b)	$—	$—	$—	$—	$615	$625	$615	$625

Nonaccrual loans	120	141	810	832	107	67	1,037	1,040

Geographic region
California	$4,214	$4,307	$966	$851	$1,314	$1,330	$6,494	$6,488
New York	3,781	3,875	2,882	2,877	1,296	1,305	7,959	8,057
Texas	4,385	4,505	2,582	2,550	1,245	1,273	8,212	8,328
Florida	1,865	1,923	222	220	710	722	2,797	2,865
Illinois	2,540	2,608	1,323	1,320	934	940	4,797	4,868
Ohio	2,855	2,961	1,603	1,647	994	1,010	5,452	5,618
New Jersey	1,832	1,842	229	422	499	502	2,560	2,766
Michigan	2,377	2,434	1,394	1,401	714	729	4,485	4,564
Arizona	1,438	1,499	1,210	1,218	377	387	3,025	3,104
Washington	734	716	133	115	275	279	1,142	1,110
All other	21,390	21,697	4,413	4,191	6,731	6,834	32,534	32,722

Total retained loans	$47,411	$48,367	$16,957	$16,812	$15,089	$15,311	$79,457	$80,490

Loans by risk ratings(c)
Noncriticized	$5,840	$5,803	$11,153	$10,831	NA	NA	$16,993	$16,634
Criticized performing	257	265	457	502	NA	NA	714	767
Criticized nonaccrual	8	12	574	574	NA	NA	582	586

(a)	Loans insured by U.S. government agencies under the Federal Family Education Loan Program (“FFELP”) are included in the delinquency classifications presented based on their payment status. Prior period amounts have been revised to conform to the current period presentation.

(b)	These amounts represent student loans, which are insured by U.S. government agencies under the FFELP. These amounts were accruing as reimbursement of insured amounts is proceeding normally.

(c)	For risk-rated business banking and auto loans, the primary credit quality indicator is the risk rating of the loan, including whether the loans are considered to be criticized and/or nonaccrual.

(d)	At March 31, 2011, and December 31, 2010, excluded loans 30 days or more past due and still accruing, which are insured by U.S. government agencies under the FFELP, of $1.0 billion and $1.1 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

Purchased Credit Impaired [Member]
Loans [Line Items]
Schedule of loans recorded, credit quality indicator

	Home equity		Prime mortgage
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010

Carrying value(a)	$23,973	$24,459	$16,725	$17,322
Related allowance for loan losses(b)	1,583	1,583	1,766	1,766

Loan delinquency (based on unpaid principal balance)
Current and less than 30 days past due	$24,956	$25,783	$12,632	$13,035
30–149 days past due	1,193	1,348	1,285	1,468
150 or more days past due	1,248	1,181	4,238	4,425

Total loans	$27,397	$28,312	$18,155	$18,928

% of 30+ days past due to total loans	8.91%	8.93%	30.42%	31.13%

Current estimated LTV ratios (based on unpaid principal balance)(c)(d)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$6,466	$6,324	$2,424	$2,400
Less than 660	4,065	4,052	2,897	2,744

101% to 125% and refreshed FICO scores:
Equal to or greater than 660	5,804	6,097	3,517	3,815
Less than 660	2,584	2,701	2,904	3,011

80% to 100% and refreshed FICO scores:
Equal to or greater than 660	3,685	4,019	1,757	1,970
Less than 660	1,378	1,483	1,749	1,857

Lower than 80% and refreshed FICO scores:
Equal to or greater than 660	2,379	2,539	1,323	1,443
Less than 660	1,036	1,097	1,584	1,688

Total unpaid principal balance	$27,397	$28,312	$18,155	$18,928

Geographic region (based on unpaid principal balance)
California	$16,466	$17,012	$10,405	$10,891
New York	1,276	1,316	1,086	1,111
Texas	508	525	184	194
Florida	2,521	2,595	1,467	1,519
Illinois	607	627	550	562
Ohio	36	38	88	91
New Jersey	520	540	478	486
Michigan	91	95	262	279
Arizona	521	539	330	359
Washington	1,486	1,535	432	451
All other	3,365	3,490	2,873	2,985

Total unpaid principal balance	$27,397	$28,312	$18,155	$18,928

(a)	Carrying value includes the effect of fair value adjustments that were applied to the consumer PCI portfolio at the date of acquisition.

(b)	Management concluded as part of the Firm’s regular assessment of the PCI loan pools that it was probable that higher expected principal credit losses would result in a decrease in expected cash flows. As a result, an allowance for loan losses for impairment of these pools has been recognized.

(c)	Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates. Current estimated combined LTV for junior lien home equity loans considers all available lien positions related to the property.

(d)	Refreshed FICO scores represent each borrower’s most recent credit score obtained by the Firm. The Firm obtains refreshed FICO scores at least quarterly.

Subprime mortgage		Option ARMs		Total PCI
March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
2011	2010	2011	2010	2011	2010

$5,276	$5,398	$24,791	$25,584	$70,765	$72,763
98	98	1,494	1,494	4,941	4,941

$4,352	$4,312	$18,317	$18,672	$60,257	$61,802
833	1,020	1,932	2,215	5,243	6,051
2,660	2,710	9,310	9,904	17,456	18,220

$7,845	$8,042	$29,559	$30,791	$82,956	$86,073

44.53%	46.38%	38.03%	39.36%	27.36%	28.20%

$465	$432	$2,737	$2,681	$12,092	$11,837
2,174	2,129	6,315	6,330	15,451	15,255

411	424	4,098	4,292	13,830	14,628
1,637	1,663	4,814	5,005	11,939	12,380

336	374	3,763	4,152	9,541	10,515
1,380	1,477	3,396	3,551	7,903	8,368

177	186	2,087	2,281	5,966	6,449
1,265	1,357	2,349	2,499	6,234	6,641

$7,845	$8,042	$29,559	$30,791	$82,956	$86,073

$1,889	$1,971	$15,430	$16,130	$44,190	$46,004
731	736	1,660	1,703	4,753	4,866
428	435	151	155	1,271	1,309
896	906	3,762	3,916	8,646	8,936
432	438	753	760	2,342	2,387
120	122	123	131	367	382
313	316	1,039	1,064	2,350	2,406
204	214	309	345	866	933
154	165	482	528	1,487	1,591
176	178	727	745	2,821	2,909
2,502	2,561	5,123	5,314	13,863	14,350

$7,845	$8,042	$29,559	$30,791	$82,956	$86,073

Accretable yield activity

Three months ended March 31	Total PCI
(in millions, except ratios)	2011	2010

Balance, January 1	$19,097	$25,544
Accretion into interest income	(704)	(886)
Changes in interest rates on variable rate loans	(32)	(394)
Other changes in expected cash flows(a)	455	(3,693)

Balance, March 31	$18,816	$20,571
Accretable yield percentage	4.29%	4.57%

(a)	Other changes in expected cash flows may vary from period to period as the Firm continues to refine its cash flow model and periodically updates model assumptions. For the three months ended March 31, 2011, other changes in expected cash flows were principally driven by changes in prepayment assumptions. For the three months ended March 31, 2010, other changes in expected cash flows were principally driven by changes in prepayment assumptions, as well as reclassification to the nonaccretable difference. Changes to prepayment assumptions change the expected remaining life of the portfolio, which drives changes in expected future interest cash collections. Such changes do not have a significant impact on the accretable yield percentage.